Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities:
Net income (loss)	$ (2,971)	$ (1,845)	$ 29,810
Adjustments to reconcile net income to net cash provided by operating activities:
(Gain) loss on disposal of property, plant and equipment		344	(44)
Loss on disposal of intangible assets		94
Gain from disposal of other asset			(903)
Impairment of goodwill	1,242		606
Impairment of long-lived assets	3,625	3,833
Amortization of acquired intangible assets	2,337	2,140	486
Amortization of land use rights	223	217	134
Inventory provision	1,475	3,142	10,504
Warranty provision	94	47	(246)
Accrual (reversal) of allowance for doubtful accounts	(319)	(1,606)	10,256
Depreciation of property, plant and equipment	3,645	3,615	3,160
Change in fair value of put option	150	150	150
Share-based compensation	1,246	1,170	2,172
Deferred tax		104	(81)
Changes in operating assets and liabilities:
Accounts receivable	(7,743)	(250)	10,757
Inventories	(7,251)	(2,574)	(158)
Prepaid expenses and other current assets	5,117	(2,995)	(2,750)
Payments for land use rights			(10,889)
Accounts payable	2,742	2,231	534
Accrued expenses and other current liabilities	875	(8,677)	8,547
Advance from customers	175	610	739
Deferred revenue	(438)	3,908	(84)
Income tax payable	(825)	(698)	(1,486)
Net cash provided by operating activities	3,399	2,960	61,214
Investing activities:
Purchase of property, plant and equipment	(9,873)	(15,690)	(25,965)
Proceeds from sale of property, plant and equipment			45
Purchase of intangible assets	(3,083)	(5,820)
Deposit received for potential sale of property, plant and equipment	1,632
Net cash used in investing activities	(11,324)	(21,510)	(25,920)
Financing activities:
Capital contribution by noncontrolling shareholders	8,120	7,881	6,403
Proceeds from short-term borrowing		15,350
Net cash provided by financing activities	8,120	23,231	6,403
Effect of exchange rate changes on cash and cash equivalents	7,504	2,632	10,404
Net (decrease) increase in cash and cash equivalents	7,699	7,313	52,101
Cash and cash equivalents at the beginning of the year	257,950	250,637	198,536
Cash and cash equivalents at the end of the year	265,649	257,950	250,637
Cash paid during the year for:
Income taxes	2,970	6,228	11,024
Non-cash investing and financing activities:
Interest expenses	115
Purchase of property, plant and equipment	4,973
Purchase of intangible assets	1,497
Capital contribution receivable from a noncontrolling shareholder	54	53	5,027
Receivable for disposal of other assets (Note 17)			$ 1,193